Quarterly portfolio holdings
John Hancock
Multi-Asset High Income Fund
Asset allocation
May 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 0.1%				$222,401
(Cost $216,000)
U.S. Government Agency 0.1%				222,401
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (A)	7.000	09-15-30	216,000	222,401
Foreign government obligations 0.7%				$3,075,530
(Cost $3,037,232)
Colombia 0.2%				625,450
Republic of Colombia Bond	6.125	01-18-41	700,000	625,450
Egypt 0.2%				996,565
Arab Republic of Egypt Bond (B)	9.450	02-04-33	900,000	996,565
Mongolia 0.0%				206,330
Republic of Mongolia Bond (B)	6.625	02-25-30	200,000	206,330
Pakistan 0.1%				600,869
Republic of Pakistan Bond	6.875	12-05-27	600,000	600,869
Sri Lanka 0.2%				646,316
Republic of Sri Lanka
Bond (3.600% to 11-15-27, then 3.850% to 11-15-32, then 9.500% thereafter)	3.600	05-15-36	300,000	290,346

Bond	4.000	04-15-28	371,000	355,970
Corporate bonds 56.3%				$231,003,730
(Cost $230,989,136)
Communication services 10.1%				41,438,853
Diversified telecommunication services 3.1%
APLD ComputeCo 2 LLC (B)	6.750	03-15-31	250,000	251,983
APLD ComputeCo LLC (B)	9.250	12-15-30	393,000	424,219
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55	475,000	488,441
Black Pearl Compute LLC (B)	6.125	02-15-31	236,000	240,109
Cas Capital No 2, Ltd. (6.250% to 4-13-31, then 5 Year CMT + 2.533% to 4-13-36, then 5 Year CMT + 2.783% to 4-13-51, then 5 Year CMT + 3.533%) (A)	6.250	01-13-31	200,000	201,474
Cipher Compute LLC (B)	7.125	11-15-30	166,000	173,047
Connect Finco Sarl (B)	9.000	09-15-29	243,000	256,588
Connect Holding II LLC (B)	10.500	04-03-31	114,000	116,081
Edged Compute LLC (B)	7.500	04-30-31	520,000	521,343
FiberCop SpA (B)	6.375	11-15-33	80,000	80,007
FiberCop SpA (B)	7.200	07-18-36	80,000	79,962
IHS Holding, Ltd. (B)	7.875	05-29-30	200,000	206,337
IHS Holding, Ltd. (B)	8.250	11-29-31	200,000	208,895
Level 3 Financing, Inc. (B)(C)	3.750	07-15-29	11,000	10,643
Level 3 Financing, Inc. (B)	6.875	06-30-33	1,229,000	1,265,909
Level 3 Financing, Inc. (B)	7.000	03-31-34	922,000	955,641
Level 3 Financing, Inc. (B)	7.500	02-15-37	234,000	241,184
Level 3 Financing, Inc. (B)	8.500	01-15-36	196,000	211,908
Meridian Arc Holdco LLC (B)	6.250	04-30-31	1,064,000	1,069,471
PR RNO Property Owner 1 LLC (B)	6.500	05-01-31	708,000	708,970
Sable International Finance, Ltd. (B)	7.125	10-15-32	650,000	643,314
SE Cosmos LLC (B)	8.875	05-01-31	328,000	343,070
SV RNO Property Owner 1 LLC (B)	5.875	03-01-31	713,000	704,049
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	1,000,000	1,029,297
Uniti Services LLC (B)	7.500	10-15-33	383,000	403,070
Verizon Communications, Inc. (6.200% to 5-14-36, then 5 Year CMT + 2.042%)	6.200	05-14-56	1,325,000	1,344,964
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Windstream Services LLC (B)	8.250	10-01-31		477,000	$503,242
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK) (B)	9.000	09-09-30		100,603	99,980
Entertainment 1.2%
AMC Entertainment Holdings, Inc. (B)(C)	7.500	02-15-29		300,000	261,735
Cinemark USA, Inc. (B)	7.000	08-01-32		149,000	154,224
Discovery Global Holdings, Inc.	4.279	03-15-32		1,413,000	1,260,984
Oak-Eagle Acquireco, Inc. (B)	7.250	07-01-33		410,000	427,567
Oak-Eagle Acquireco, Inc. (B)	8.750	07-01-34		248,000	262,099
Playtika Holding Corp. (B)	4.250	03-15-29		1,027,000	922,534
Univision Communications, Inc. (B)	8.500	07-31-31		956,000	962,433
Univision Communications, Inc. (B)	8.875	04-15-33		237,000	236,096
Univision Communications, Inc. (B)	9.375	08-01-32		250,000	256,000
Interactive media and services 0.3%
Arches Buyer, Inc. (B)	6.125	12-01-28		60,000	58,200
Match Group Holdings II LLC (B)	6.125	09-15-33		680,000	668,654
Snap, Inc. (B)	6.875	03-01-33		676,000	670,055
Media 4.2%
Altice Financing SA (B)	4.250	08-15-29	EUR	100,000	84,340
Altice Financing SA (B)	5.750	08-15-29		969,000	702,115
Altice France SA (B)	9.500	11-01-29		1,038,865	1,056,145
CCO Holdings LLC (B)	6.375	09-01-29		1,952,000	1,961,110
CCO Holdings LLC (B)(C)	7.000	02-01-33		1,476,000	1,442,783
CCO Holdings LLC (B)(C)	7.375	03-01-31		1,569,000	1,591,213
CCO Holdings LLC (B)(C)	7.375	02-01-36		320,000	312,254
Clear Channel Outdoor Holdings, Inc. (B)	7.125	02-15-31		206,000	212,940
Clear Channel Outdoor Holdings, Inc. (B)	7.500	06-01-29		32,000	32,113
Clear Channel Outdoor Holdings, Inc. (B)	7.750	04-15-28		31,000	31,066
CSC Holdings LLC (B)	11.750	01-31-29		1,140,000	720,061
DIRECTV Financing LLC (B)	9.250	06-01-32		241,000	247,418
DIRECTV Financing LLC (B)	10.000	02-15-31		1,089,000	1,139,415
DISH DBS Corp.	5.125	06-01-29		310,000	280,567
DISH DBS Corp. (B)(C)	5.750	12-01-28		313,000	307,161
DISH Network Corp. (B)	11.750	11-15-27		270,000	278,203
Gray Media, Inc. (B)	4.750	10-15-30		104,000	78,785
Gray Media, Inc. (B)	5.375	11-15-31		114,000	81,804
Gray Media, Inc. (B)	7.250	08-15-33		236,000	233,930
Gray Media, Inc. (B)	9.625	07-15-32		104,000	102,577
Gray Media, Inc. (B)	10.500	07-15-29		216,000	228,663
iHeartCommunications, Inc. (B)(C)	10.875	05-01-30		215,318	182,976
Light & Wonder International, Inc. (B)	6.250	10-01-33		753,000	744,664
McGraw-Hill Education, Inc. (B)	8.000	08-01-29		77,000	77,286
Neptune Bidco US, Inc. (B)	9.290	04-15-29		250,000	255,576
Neptune Bidco US, Inc. (B)	9.500	02-15-33		134,000	137,076
Neptune Bidco US, Inc. (B)	10.375	05-15-31		556,000	580,839
Nexstar Media, Inc. (B)	6.500	09-15-33		495,000	498,944
Nexstar Media, Inc. (B)	7.250	04-15-34		248,000	249,561
Paramount Global	3.375	02-15-28		151,000	146,328
Paramount Global	3.700	06-01-28		147,000	142,118
Paramount Global	4.200	06-01-29		148,000	141,175
Paramount Global	4.200	05-19-32		296,000	256,308
Paramount Global	4.950	01-15-31		359,000	334,849
Paramount Global	5.500	05-15-33		130,000	116,455
Paramount Global (C)	6.875	04-30-36		324,000	299,704
Paramount Global	7.875	07-30-30		242,000	254,043
Scripps Escrow II, Inc. (B)(C)	5.375	01-15-31		134,000	94,033
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Sinclair Television Group, Inc. (B)	5.500	03-01-30		67,000	$59,211
Sinclair Television Group, Inc. (B)(C)	9.750	02-15-33		35,000	39,156
Stagwell Global LLC (B)	5.625	08-15-29		909,000	884,724
The EW Scripps Company (B)	9.875	08-15-30		80,000	76,379
Versant Media Group, Inc. (B)	7.250	01-30-31		107,000	111,170
VZ Secured Financing BV (B)	5.000	01-15-32		164,000	142,386
VZ Secured Financing BV (B)	7.500	01-15-33		134,000	128,852
Wireless telecommunication services 1.3%
C&W Senior Finance, Ltd. (B)	9.000	01-15-33		659,000	672,752
Millicom International Cellular SA (B)	6.250	03-25-29		823,500	829,310
Rogers Communications, Inc. (7.000% to 4-15-30, then 5 Year CMT + 2.653%)	7.000	04-15-55		950,000	971,918
SoftBank Group Corp. (7.625% to 4-29-31, then 5 Year CMT + 4.320% to 4-29-46, then 5 Year CMT + 4.370% to 4-29-51, then 5 Year CMT + 5.070%)	7.625	04-29-61		1,000,000	963,848
SoftBank Group Corp. (8.250% to 10-29-35, then 5 Year CMT + 4.545% to 10-29-50, then 5 Year CMT + 4.595% to 10-29-55, then 5 Year CMT + 5.295%)	8.250	10-29-65		700,000	679,226
Turkcell Iletisim Hizmetleri AS (B)(C)	7.650	01-24-32		850,000	875,983
Vmed O2 UK Financing I PLC (B)	3.250	01-31-31	EUR	420,000	443,561
Consumer discretionary 5.7%					23,430,851
Automobile components 0.8%
American Axle & Manufacturing, Inc. (B)	6.375	10-15-32		94,000	94,350
American Axle & Manufacturing, Inc. (B)	7.750	10-15-33		383,000	384,057
Clarios Global LP (B)	6.750	09-15-32		184,000	188,480
Dealer Tire LLC (B)	8.000	02-01-28		60,000	59,286
IHO Verwaltungs GmbH (7.375% Cash or 8.125% PIK) (B)	7.375	05-15-33		230,000	236,681
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) (B)	8.000	11-15-32		100,000	104,373
The Goodyear Tire & Rubber Company	5.250	07-15-31		199,000	176,650
ZF North America Capital, Inc. (B)	6.750	04-23-30		570,000	567,510
ZF North America Capital, Inc. (B)	6.875	04-14-28		746,000	763,944
ZF North America Capital, Inc. (B)	7.500	03-24-31		569,000	574,695
Automobiles 0.4%
Nissan Motor Acceptance Company LLC (B)	5.625	09-29-28		477,000	476,224
Nissan Motor Company, Ltd. (B)	7.500	07-17-30		770,000	797,395
Nissan Motor Company, Ltd. (B)	7.750	07-17-32		230,000	240,613
Broadline retail 0.8%
Kohl’s Corp.	5.125	05-01-31		306,000	261,959
Kohl’s Corp. (B)	10.000	06-01-30		639,000	694,831
Liberty Interactive LLC (D)	8.250	02-01-30		385,000	21,676
Macy’s Retail Holdings LLC (B)	6.125	03-15-32		94,000	94,013
Macy’s Retail Holdings LLC (B)	7.375	08-01-33		502,000	524,104
Prosus NV (B)	3.832	02-08-51		500,000	337,367
QVC, Inc. (B)(D)	6.875	04-15-29		546,000	267,540
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(B)	8.125	12-15-29		425,000	438,129
Shutterfly Finance LLC (8.500% Cash or 4.250% PIK) (B)	8.500	10-01-27		90,000	89,409
Wand NewCo 3, Inc. (B)	7.625	01-30-32		519,000	536,817
Distributors 0.0%
Li & Fung, Ltd. (A)	5.250	11-03-26		200,000	115,248
Diversified consumer services 0.1%
Graham Holdings Company (B)	5.625	12-01-33		236,000	231,794
Sotheby’s (B)	8.250	04-15-31		303,000	298,291
Hotels, restaurants and leisure 2.2%
A&K Travel Group Holdings, Ltd. (B)	7.500	05-15-33		233,000	236,270
Affinity Interactive (B)	6.875	12-15-27		883,000	513,129
Caesars Entertainment, Inc. (B)	6.500	02-15-32		191,000	186,219
Caesars Entertainment, Inc. (B)	7.000	02-15-30		756,000	764,961
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Carnival Corp., Ltd. (B)	5.125	05-01-29	209,000	$208,747
Champion Path Holdings, Ltd.	4.850	01-27-28	200,000	194,528
Fortune Star BVI, Ltd.	5.050	01-27-27	200,000	197,857
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	892,000	907,079
Lindblad Expeditions LLC (B)	7.000	09-15-30	250,000	257,279
Marriott Ownership Resorts, Inc. (B)	4.500	06-15-29	1,009,000	973,117
Melco Resorts Finance, Ltd.	5.625	07-17-27	400,000	399,434
Melco Resorts Finance, Ltd. (B)	5.750	07-21-28	200,000	199,041
MGM China Holdings, Ltd.	4.750	02-01-27	400,000	398,991
Resorts World Las Vegas LLC (B)	4.625	04-16-29	756,000	688,173
Resorts World Las Vegas LLC	8.450	07-27-30	200,000	199,482
Sabre GLBL, Inc. (B)	10.750	11-15-29	219,000	196,662
Sabre GLBL, Inc. (B)	10.750	03-15-30	346,000	305,864
Sabre GLBL, Inc. (B)	11.125	07-15-30	676,000	602,485
Scientific Games Holdings LP (B)	6.625	03-01-30	94,000	81,178
Six Flags Entertainment Corp. (B)(C)	8.625	01-15-32	139,000	142,739
Studio City Company, Ltd.	6.125	05-15-31	200,000	199,514
Studio City Finance, Ltd.	6.500	01-15-28	200,000	200,094
TKC Holdings, Inc. (B)	8.500	08-15-30	472,000	482,638
TKC Holdings, Inc. (B)	12.000	02-15-31	62,000	64,546
Wynn Macau, Ltd.	5.500	10-01-27	400,000	399,096
Household durables 0.7%
Installed Building Products, Inc. (B)	5.625	02-01-34	67,000	65,777
KB Home	4.000	06-15-31	836,000	778,070
KB Home	7.250	07-15-30	266,000	271,788
Newell Brands, Inc. (B)	8.500	06-01-28	952,000	994,028
Taylor Morrison Communities, Inc. (B)	5.750	11-15-32	100,000	100,485
Whirlpool Corp.	6.125	06-15-30	733,000	689,458
Leisure products 0.0%
MajorDrive Holdings IV LLC (B)	6.375	06-01-29	63,000	53,408
Specialty retail 0.7%
Carvana Company (9.000% Cash or 13.000% PIK) (B)	9.000	06-01-30	167,268	173,482
Carvana Company (9.000% Cash or 14.000% PIK) (B)	9.000	06-01-31	235,484	260,266
Champions Financing, Inc. (B)(C)	8.750	02-15-29	73,000	70,556
Gee Automotive Holdings LLC (B)	7.250	03-01-31	69,000	69,745
Mavis Tire Express Services Topco Corp. (B)	6.500	05-15-29	84,000	83,908
Petco Health & Wellness Company, Inc. (B)	8.250	02-01-31	91,000	91,153
PetSmart LLC (B)	7.500	09-15-32	296,000	298,258
PetSmart LLC (B)	10.000	09-15-33	250,000	252,333
Staples, Inc. (B)	12.750	01-15-30	94,000	71,951
The Michaels Companies, Inc. (B)	8.500	03-15-33	383,000	373,920
The Michaels Companies, Inc. (B)	11.000	03-15-34	97,000	91,712
Wayfair LLC (B)	7.250	10-31-29	196,000	201,665
Wayfair LLC (B)	7.750	09-15-30	643,000	669,368
Zhongsheng Group Holdings, Ltd.	5.980	01-30-28	200,000	194,961
Consumer staples 1.4%				5,443,661
Consumer staples distribution and retail 0.4%
Albertsons Companies, Inc. (B)	5.500	03-31-31	157,000	154,590
Albertsons Companies, Inc. (B)	5.625	03-31-32	743,000	725,406
Albertsons Companies, Inc. (B)	5.750	03-31-34	393,000	378,599
ARKO Corp. (B)	5.125	11-15-29	57,000	52,321
KeHE Distributors LLC (B)	7.125	04-30-33	87,000	88,162
Performance Food Group, Inc. (B)	5.625	03-01-34	149,000	145,601
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 0.7%
B&G Foods, Inc. (C)	5.250	09-15-27	63,000	$61,254
B&G Foods, Inc. (B)	8.000	09-15-28	260,000	257,316
Chobani LLC (B)	6.375	04-15-34	69,000	70,143
Fiesta Purchaser, Inc. (B)	9.625	09-15-32	57,000	57,247
Froneri Lux FinCo Sarl (B)	6.000	08-01-32	360,000	351,046
Industrial F&B Investments III, Inc. (B)	7.750	02-11-33	80,000	81,602
MARB BondCo PLC (B)	3.950	01-29-31	1,025,000	914,440
Post Holdings, Inc. (B)	6.250	10-15-34	67,000	66,401
Post Holdings, Inc. (B)	6.375	03-01-33	603,000	601,262
Simmons Foods, Inc. (B)	4.625	03-01-29	514,000	497,182
Personal care products 0.3%
Edgewell Personal Care Company (B)	4.125	04-01-29	213,000	203,568
HLF Financing Sarl LLC (B)	7.750	05-01-33	385,000	388,848
Opal Bidco SAS (B)	6.500	03-31-32	343,000	348,673
Energy 7.1%				29,211,352
Energy equipment and services 0.7%
Archrock Partners LP (B)	6.625	09-01-32	775,000	793,399
Bristow Group, Inc. (B)	6.750	02-01-33	77,000	77,715
Enerflex, Inc. (B)	6.875	01-15-31	57,000	58,628
Kodiak Gas Services LLC (B)	6.500	10-01-33	330,000	335,837
Nabors Industries, Inc. (B)	7.625	11-15-32	77,000	80,268
Oceanica Lux (B)	11.250	05-08-31	535,000	544,363
SESI LLC (B)	7.875	09-30-30	236,000	243,612
Transocean International, Ltd. (C)	7.500	04-15-31	50,000	51,301
Transocean International, Ltd. (B)	7.875	10-15-32	90,000	96,023
Transocean International, Ltd. (B)	8.250	05-15-29	104,000	108,008
Transocean International, Ltd. (B)	8.500	05-15-31	104,000	109,855
USA Compression Partners LP (B)	6.250	10-01-33	353,000	354,342
USA Compression Partners LP (B)	7.125	03-15-29	250,000	257,587
Oil, gas and consumable fuels 6.4%
Antero Midstream Partners LP (B)	5.750	10-15-33	165,000	163,267
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	180,000	179,759
Buckeye Partners LP (B)	6.750	02-01-30	186,000	192,624
Buckeye Partners LP (B)	6.875	07-01-29	420,000	433,001
Calumet Specialty Products Partners LP (B)	9.750	02-15-31	56,000	59,291
CNX Resources Corp. (B)	5.875	03-01-34	147,000	144,705
Crescent Energy Finance LLC (B)	8.375	01-15-34	1,202,000	1,260,850
Delek Logistics Partners LP (B)	6.875	06-01-34	187,000	189,645
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	671,000	731,940
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	850,000	865,977
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (A)	7.125	05-15-30	906,000	935,319
Excelerate Energy LP (B)	8.000	05-15-30	643,000	680,825
Genesis Energy LP	6.750	03-15-34	236,000	236,911
Genesis Energy LP	8.000	05-15-33	149,000	156,282
Genesis Energy LP	8.250	01-15-29	842,000	873,803
Global Partners LP (B)	7.125	07-01-33	253,000	257,233
Hilcorp Energy I LP (B)	5.750	02-01-29	519,000	517,848
Howard Midstream Energy Partners LLC (B)	6.625	01-15-34	213,000	215,505
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	117,000	120,939
Indika Energy Tbk PT	8.750	05-07-29	250,000	253,132
Kraken Oil & Gas Partners LLC (B)	7.125	05-15-31	140,000	139,199
Long Ridge Energy LLC (B)	8.750	02-15-32	641,000	666,155
MC Brazil Downstream Trading Sarl (B)(C)	7.250	06-30-31	1,449,870	1,379,537
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Medco Cypress Tree Pte, Ltd.	8.625	05-19-30	250,000	$261,705
NGL Energy Operating LLC (B)	8.375	02-15-32	213,000	223,796
Northern Oil & Gas, Inc. (B)	7.875	10-15-33	144,000	146,165
Petroleos del Peru SA (B)	5.625	06-19-47	710,000	518,648
Petroleos Mexicanos	6.700	02-16-32	1,350,000	1,360,730
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56	1,200,000	1,206,349
SM Energy Company (B)	6.625	04-15-34	144,000	144,781
SM Energy Company (B)	7.000	08-01-32	733,000	750,897
SM Energy Company (B)	8.750	07-01-31	546,000	571,570
SM Energy Company (B)	9.625	06-15-33	472,000	525,363
Solaris Energy Infrastructure LLC (B)	6.375	05-15-31	187,000	189,926
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	525,000	560,303
Sunoco LP (B)	5.625	03-15-31	313,000	313,394
Sunoco LP (B)	5.875	03-15-34	549,000	545,721
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(B)	7.875	09-18-30	975,000	1,018,277
Thaioil Treasury Center Company, Ltd. (6.100% to 4-15-31, then 5 Year CMT + 2.375% to 4-15-36, then 5 Year CMT + 2.625% to 4-15-51, then 5 Year CMT + 3.125%) (A)(B)	6.100	01-15-31	200,000	197,227
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65	535,000	551,145
TransMontaigne Partners LLC (B)	8.500	06-15-30	60,000	61,903
Venture Global Calcasieu Pass LLC (B)	6.000	05-01-36	114,000	115,282
Venture Global LNG, Inc. (B)	7.000	01-15-30	716,000	734,445
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	1,511,000	1,492,184
Venture Global LNG, Inc. (B)	9.500	02-01-29	626,000	681,554
Venture Global Plaquemines LNG LLC (B)	6.125	12-15-30	231,000	237,274
Venture Global Plaquemines LNG LLC (B)	6.500	01-15-34	296,000	309,470
Venture Global Plaquemines LNG LLC (B)	6.500	06-15-34	231,000	241,076
Venture Global Plaquemines LNG LLC (B)	7.500	05-01-33	1,186,000	1,308,861
Vermilion Energy, Inc. (B)(C)	7.250	02-15-33	77,000	77,481
Yinson Bergenia Production BV (B)	8.498	01-31-45	1,036,035	1,101,140
Financials 12.2%				50,046,449
Banks 3.9%
Axis Bank, Ltd. (4.100% to 3-8-27, then 5 Year CMT + 3.315%) (A)(B)	4.100	09-08-26	200,000	199,010
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(B)	7.500	06-27-29	1,100,000	1,097,558
Banco Santander SA (8.000% to 8-1-34, then 5 Year CMT + 3.911%) (A)	8.000	02-01-34	275,000	294,989
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (A)	9.625	05-21-33	350,000	411,438
Bangkok Bank PCL (3.733% to 9-25-29, then 5 Year CMT + 1.900%)	3.733	09-25-34	400,000	381,654
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)	6.125	04-27-27	425,000	429,453
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (A)	6.625	05-01-30	446,000	460,938
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	575,000	601,734
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (A)	8.000	03-15-29	775,000	813,363
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (A)(B)	6.875	12-15-33	700,000	695,399
BNP Paribas SA (7.200% to 4-17-36, then 5 Year CMT + 2.942%) (A)(B)	7.200	04-17-36	500,000	500,671
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(B)	8.000	08-22-31	475,000	507,922
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	700,000	699,042
China CITIC Bank International, Ltd. (3.250% to 7-29-26, then 5 Year CMT + 2.530%) (A)	3.250	07-29-26	300,000	299,353
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (A)	6.875	08-15-30	1,425,000	1,453,450
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (A)	7.375	05-15-28	260,000	267,916
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (A)	7.000	12-15-30	850,000	853,833
Golomt Bank JSC (B)	7.950	05-14-29	200,000	200,039
HDFC Bank, Ltd. (3.700% to 2-25-27, then 5 Year CMT + 2.925%) (A)	3.700	08-25-26	400,000	397,466
Industrial & Commercial Bank of China, Ltd. (3.200% to 9-24-26, then 5 Year CMT + 2.368%) (A)	3.200	09-24-26	500,000	498,006
ING Groep NV (7.000% to 11-16-32, then 5 Year SOFR ICE Swap Rate + 3.594%) (A)	7.000	11-16-32	425,000	437,230
Kasikornbank PCL (4.000% to 2-10-27, then 5 Year CMT + 3.337%) (A)	4.000	02-10-27	400,000	394,516
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (A)	5.125	11-01-26	750,000	$749,307
Park River Holdings, Inc. (B)	8.750	12-31-30	63,000	61,030
Popular, Inc.	7.250	03-13-28	151,000	156,204
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84	702,000	728,393
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(B)	8.125	11-21-29	700,000	735,875
Standard Chartered PLC (4.750% to 7-14-31, then 5 Year CMT + 3.805%) (A)	4.750	01-14-31	300,000	282,226
Standard Chartered PLC (7.625% to 7-16-32, then 5 Year CMT + 3.023%) (A)(C)	7.625	01-16-32	300,000	315,889
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	565,000	590,092
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%)	7.250	07-31-84	592,000	614,538
Capital markets 1.0%
Aretec Group, Inc. (B)(C)	7.500	04-01-29	40,000	40,013
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	1,050,000	1,010,617
Focus Financial Partners LLC (B)	6.750	09-15-31	482,000	485,615
Hightower Holding LLC (B)	6.750	04-15-29	30,000	29,927
Hightower Holding LLC (B)	9.125	01-31-30	50,000	51,487
Jane Street Group (B)	6.750	05-01-33	470,000	483,344
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	200,000	203,512
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (A)(B)	7.000	01-08-36	1,065,000	1,074,681
XP, Inc. (B)(C)	6.750	07-02-29	811,000	822,546
Consumer finance 1.6%
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (A)	7.100	08-15-31	750,000	755,045
Bread Financial Holdings, Inc. (B)	6.750	05-15-31	323,000	330,583
Credit Acceptance Corp. (B)	6.625	03-15-30	403,000	405,821
goeasy, Ltd. (B)(C)	7.375	10-01-30	832,000	747,098
IIFL Finance, Ltd.	8.750	07-24-28	200,000	206,062
Manappuram Finance, Ltd.	7.375	05-12-28	180,000	182,489
Muangthai Capital PCL	7.550	07-21-30	250,000	252,737
Muthoot Finance, Ltd.	7.125	02-14-28	400,000	406,734
Navient Corp.	9.375	10-15-31	195,000	194,059
OneMain Finance Corp.	6.125	05-15-30	956,000	952,137
OneMain Finance Corp.	6.500	03-15-33	1,250,000	1,220,726
OneMain Finance Corp.	6.750	03-15-32	246,000	244,623
PHH Escrow Issuer LLC (B)	9.875	11-01-29	73,000	71,746
RFNA LP (B)	7.875	02-15-30	250,000	245,305
Shriram Finance, Ltd.	6.625	04-22-27	200,000	202,964
Financial services 2.4%
Apollo Global Management, Inc. (6.000% to 12-15-34, then 5 Year CMT + 2.168%)	6.000	12-15-54	625,000	606,984
Block, Inc. (B)	5.625	08-15-30	529,000	531,177
Block, Inc. (B)	6.000	08-15-33	427,000	427,107
CFAMC II Company, Ltd.	4.875	11-22-26	200,000	200,297
CFAMC III Company, Ltd.	4.250	11-07-27	300,000	297,984
Cobra AcquisitionCo LLC (B)	6.375	11-01-29	50,000	43,241
Cobra AcquisitionCo LLC (B)	12.250	11-01-29	23,000	23,203
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	475,000	481,947
CrossCountry Intermediate HoldCo LLC (B)	6.500	10-01-30	236,000	232,316
CrossCountry Intermediate HoldCo LLC (B)	6.750	12-01-32	326,000	313,455
CS Treasury Management Services P, Ltd. (A)	9.000	12-05-26	300,000	306,910
Far East Horizon, Ltd.	6.625	04-16-27	200,000	202,774
Freedom Mortgage Corp. (B)	12.250	10-01-30	433,000	468,141
Freedom Mortgage Holdings LLC (B)	6.875	05-01-31	94,000	91,111
Freedom Mortgage Holdings LLC (B)	7.875	04-01-33	246,000	240,203
Freedom Mortgage Holdings LLC (B)	8.375	04-01-32	380,000	385,851
ION Platform Finance US, Inc. (B)(C)	5.750	05-15-28	219,000	208,632
ION Platform Finance US, Inc. (B)	7.875	09-30-32	236,000	182,769
ION Platform Finance US, Inc. (B)	9.500	05-30-29	300,000	280,617
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
LD Holdings Group LLC (B)	6.125	04-01-28	63,000	$54,595
LD Holdings Group LLC (B)	8.750	11-01-27	33,000	31,269
NWD Finance BVI, Ltd. (10.131% to 6-16-28, then 3 Year CMT + 6.201%) (A)	10.131	06-28-26	200,000	176,903
Osaic Holdings, Inc. (B)	6.750	08-01-32	457,000	461,251
Osaic Holdings, Inc. (B)	8.000	08-01-33	90,000	91,557
Oxford Finance LLC (B)(C)	7.750	05-15-31	143,000	142,019
PennyMac Financial Services, Inc. (B)	6.750	02-15-34	477,000	457,318
PennyMac Financial Services, Inc. (B)	6.875	05-15-32	400,000	391,633
PennyMac Financial Services, Inc. (B)	6.875	02-15-33	306,000	297,264
Rocket Companies, Inc. (B)	6.125	08-01-30	270,000	274,136
Rocket Companies, Inc. (B)	6.375	08-01-33	517,000	525,014
Rocket Companies, Inc. (B)	6.500	08-01-29	589,000	602,263
Sammaan Capital, Ltd.	8.950	08-28-28	200,000	208,200
Stonebriar ABF Issuer LLC (B)	8.125	12-15-30	430,000	451,530
Walker & Dunlop, Inc. (B)	6.625	04-01-33	194,000	196,115
Insurance 2.9%
Acrisure LLC (B)	7.500	11-06-30	899,000	897,891
Acrisure LLC (B)	8.500	06-15-29	263,000	259,377
Alliant Holdings Intermediate LLC (B)	6.750	04-15-28	646,000	651,827
Alliant Holdings Intermediate LLC (B)	7.000	01-15-31	716,000	726,802
Alliant Holdings Intermediate LLC (B)	7.375	10-01-32	260,000	258,671
Allianz SE (6.500% to 4-30-35, then 5 Year CMT + 2.233%) (A)(B)	6.500	10-30-34	1,000,000	1,004,761
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55	850,000	836,375
Amynta Agency Borrower, Inc. (B)	7.500	07-15-33	31,000	30,071
Ardonagh Group Finance, Ltd. (B)	8.875	02-15-32	176,000	171,635
Asurion LLC (B)	8.000	12-31-32	750,000	782,091
Asurion LLC (B)	8.375	02-01-34	783,000	765,262
Baldwin Insurance Group Holdings LLC (B)	7.125	05-15-31	380,000	381,566
Broadstreet Partners Group LLC (B)	5.875	04-15-29	84,000	83,038
CRC Insurance Group LLC (B)	7.125	06-01-31	926,000	928,607
Global Atlantic Financial Company (7.250% to 3-1-31, then 5 Year CMT + 3.550%) (B)	7.250	03-01-56	175,000	173,976
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	1,145,000	1,152,085
Howden UK Refinance PLC (B)	7.250	02-15-31	570,000	564,874
Howden UK Refinance PLC (B)	8.125	02-15-32	21,000	19,421
HUB International, Ltd. (B)	7.375	01-31-32	393,000	402,605
Jones Deslauriers Insurance Management, Inc. (B)	6.875	10-01-33	50,000	46,625
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (A)(C)	9.250	12-01-27	220,000	232,535
Nippon Life Insurance Company (6.500% to 4-30-35, then 5 Year CMT + 3.189%) (B)	6.500	04-30-55	575,000	605,335
Peak RE Bvi Holding, Ltd. (5.625% to 2-5-31, then 5 Year CMT + 3.000%) (A)	5.625	11-05-30	200,000	201,097
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)(C)	6.500	11-13-26	675,000	613,675
USI, Inc. (B)	7.500	01-15-32	73,000	74,318
Mortgage real estate investment trusts 0.4%
Blackstone Mortgage Trust, Inc. (B)	7.750	12-01-29	743,000	771,106
Starwood Property Trust, Inc. (B)	5.250	10-15-28	502,000	500,694
Starwood Property Trust, Inc. (B)	5.750	01-15-31	276,000	275,938
Health care 2.7%				10,981,932
Biotechnology 0.0%
Emergent BioSolutions, Inc. (B)	3.875	08-15-28	53,000	48,186
National Mentor Holdings, Inc. (B)	10.500	12-15-30	196,000	206,325
Health care providers and services 1.7%
Acadia Healthcare Company, Inc. (B)	7.375	03-15-33	646,000	662,685
Accendra Health, Inc. (B)(C)	4.500	03-31-29	60,000	47,290
Accendra Health, Inc. (B)(C)	6.625	04-01-30	67,000	40,431
AMN Healthcare, Inc. (B)	4.000	04-15-29	236,000	227,832
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
AMN Healthcare, Inc. (B)	6.500	01-15-31		290,000	$291,484
Community Health Systems, Inc. (B)	5.250	05-15-30		566,000	533,369
Community Health Systems, Inc. (B)(C)	6.125	04-01-30		147,000	133,681
Community Health Systems, Inc. (B)	6.875	04-15-29		149,000	147,411
Community Health Systems, Inc. (B)	10.875	01-15-32		235,000	253,211
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55		475,000	494,909
DaVita, Inc. (B)	4.625	06-01-30		1,063,000	1,032,900
Encompass Health Corp. (B)	5.875	06-01-34		97,000	97,600
LifePoint Health, Inc. (B)	5.375	01-15-29		58,000	56,157
LifePoint Health, Inc. (B)	7.000	05-01-34		240,000	234,350
LifePoint Health, Inc. (B)	10.000	06-01-32		86,000	88,049
MPH Acquisition Holdings LLC (B)	5.750	12-31-30		87,000	70,035
MPH Acquisition Holdings LLC (6.000% Cash and 0.750% PIK) (B)	6.750	03-31-31		87,086	52,248
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (B)	11.500	12-31-30		74,475	68,145
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (B)	9.781	02-15-30		94,173	91,578
Raven Acquisition Holdings LLC (B)	6.875	11-15-31		420,000	411,821
Rede D’Or Finance Sarl (B)	6.450	09-09-35		964,000	946,528
Surgery Center Holdings, Inc. (B)	7.250	04-15-32		144,000	144,337
TEAM Services Holding, Inc. (B)(C)	9.000	02-15-33		233,000	234,759
Tenet Healthcare Corp. (B)	6.000	11-15-33		556,000	561,425
Health care technology 0.1%
AthenaHealth Group, Inc. (B)	6.500	02-15-30		270,000	260,266
Pharmaceuticals 0.9%
Bausch Health Americas, Inc. (B)(C)	8.500	01-31-27		20,000	19,849
Bausch Health Companies, Inc. (B)(C)	5.000	01-30-28		57,000	48,023
Bausch Health Companies, Inc. (B)	5.250	02-15-31		147,000	83,193
Bausch Health Companies, Inc. (B)	6.250	02-15-29		139,000	99,385
Bausch Health Companies, Inc. (B)	10.000	04-15-32		1,722,000	1,763,013
Bausch Health Companies, Inc. (B)(C)	14.000	10-15-30		50,000	47,578
Endo Finance Holdings LP (B)	8.500	04-15-31		989,000	1,054,092
Organon & Company (B)	5.125	04-30-31		256,000	253,750
Perrigo Finance Unlimited Company	5.150	06-15-30		94,000	90,124
Perrigo Finance Unlimited Company	6.125	09-30-32		90,000	85,913
Industrials 4.1%					16,914,776
Aerospace and defense 0.6%
Axon Enterprise, Inc. (B)	6.125	03-15-30		243,000	247,684
Carpenter Technology Corp. (B)	5.625	03-01-34		184,000	182,806
TransDigm, Inc. (B)	6.125	07-31-34		472,000	470,048
TransDigm, Inc. (B)	6.750	01-31-34		649,000	665,128
TransDigm, Inc. (B)	7.125	12-01-31		777,000	806,977
Air freight and logistics 0.1%
Simpar Finance Sarl (B)	10.750	02-12-28	BRL	1,190,000	188,777
Stonepeak Nile Parent LLC (B)	7.250	03-15-32		169,000	176,070
Building products 0.3%
Builders FirstSource, Inc. (B)	6.750	05-15-35		477,000	481,751
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (B)(C)	12.750	01-15-31		60,000	45,046
FXI Holdings, Inc. (B)	11.000	11-15-30		20,000	16,633
JELD-WEN Holding, Inc. (B)(C)	7.000	09-01-32		879,000	539,240
Miter Brands Acquisition Holdco, Inc. (B)	6.750	04-01-32		313,000	307,760
Commercial services and supplies 1.3%
Albion Financing 1 Sarl (B)	7.000	05-21-30		492,000	507,965
Allied Universal Holdco LLC (B)	6.000	06-01-29		110,000	109,092
Allied Universal Holdco LLC (B)	6.875	06-15-30		1,049,000	1,072,509
Allied Universal Holdco LLC (B)	7.875	02-15-31		756,000	790,398
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Cimpress PLC (B)	7.375	09-15-32	137,000	$138,565
Clean Harbors, Inc. (B)	5.750	10-15-33	168,000	168,844
Garda World Security Corp. (B)	8.250	08-01-32	347,000	355,856
Garda World Security Corp. (B)	8.375	11-15-32	250,000	259,027
The Brink’s Company (B)	6.500	06-15-29	179,000	183,449
The GEO Group, Inc.	10.250	04-15-31	1,135,000	1,229,964
VT Topco, Inc. (B)(C)	8.500	08-15-30	538,000	552,508
Construction and engineering 0.3%
Brand Industrial Services, Inc. (B)	10.375	08-01-30	98,000	86,613
Brundage-Bone Concrete Pumping Holdings, Inc. (B)	7.500	02-01-32	196,000	201,877
Global Infrastructure Solutions, Inc. (B)	5.625	06-01-29	459,000	458,319
Granite Construction, Inc. (B)	6.375	06-15-34	41,000	41,841
IRB Infrastructure Developers, Ltd.	7.110	03-11-32	200,000	204,485
MasTec, Inc. (B)	6.625	08-15-29	160,000	160,270
Electrical equipment 0.3%
EMRLD Borrower LP (B)	6.625	12-15-30	603,000	616,479
EMRLD Borrower LP (B)	6.750	07-15-31	583,000	602,402
Ground transportation 0.0%
GB AIT Buyer, Inc. (B)	8.750	04-30-34	48,000	48,039
Watco Companies LLC (B)	7.125	08-01-32	83,000	85,509
Machinery 0.1%
Columbus McKinnon Corp. (B)	7.125	02-01-33	184,000	186,466
LSF12 Helix Parent LLC (B)	7.125	02-01-33	20,000	19,598
Madison IAQ LLC (B)	5.875	06-30-29	117,000	116,986
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	186,000	184,518
Synergy Infrastructure Holdings LLC (B)	7.875	12-01-30	94,000	98,483
Passenger airlines 0.5%
Garuda Indonesia Persero Tbk PT (6.500% Cash or 7.250% PIK)	6.500	12-28-31	230,908	191,949
JetBlue Airways Corp. (B)(C)	9.875	09-20-31	1,225,000	1,126,806
OneSky Flight LLC (B)	8.875	12-15-29	223,000	235,213
Singapore Airlines, Ltd.	3.375	01-19-29	400,000	387,669
Professional services 0.2%
Amentum Holdings, Inc. (B)	7.250	08-01-32	176,000	182,184
TriNet Group, Inc. (B)	7.125	08-15-31	680,000	684,273
Trading companies and distributors 0.2%
Alta Equipment Group, Inc. (B)	9.000	06-01-29	64,000	61,102
Herc Holdings, Inc. (B)	5.750	03-15-31	147,000	146,984
Herc Holdings, Inc. (B)	7.000	06-15-30	489,000	508,107
WESCO Distribution, Inc. (B)	6.375	03-15-33	155,000	159,266
Transportation infrastructure 0.2%
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27	200,000	197,511
JSW Infrastructure, Ltd. (B)	4.950	01-21-29	200,000	198,634
PODS LLC (B)	8.750	05-15-31	234,000	227,096
Information technology 2.4%				9,875,539
Communications equipment 0.1%
Cooper-Standard Automotive, Inc. (B)	9.250	03-01-31	117,000	118,316
EchoStar Corp.	10.750	11-30-29	447,000	485,773
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp. (B)	6.500	06-01-32	164,000	166,362
IT services 0.3%
CoreWeave, Inc. (B)	9.000	02-01-31	233,000	236,243
CoreWeave, Inc. (B)	9.250	06-01-30	400,000	408,091
CoreWeave, Inc. (B)	9.750	10-01-31	413,000	425,998
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.5%
Amkor Technology, Inc. (B)	5.875	10-01-33	144,000	$144,661
Kioxia Holdings Corp. (B)	6.250	07-24-30	906,000	932,809
Qnity Electronics, Inc. (B)	5.750	08-15-32	293,000	294,908
Qnity Electronics, Inc. (B)	6.250	08-15-33	519,000	529,237
Software 1.3%
Cloud Software Group, Inc. (B)	6.625	08-15-33	253,000	230,278
Cloud Software Group, Inc. (B)	8.250	06-30-32	1,463,000	1,436,313
Cloud Software Group, Inc. (B)	9.000	09-30-29	1,016,000	1,003,931
Consensus Cloud Solutions, Inc. (B)	6.500	10-15-28	320,000	320,442
Core Scientific Finance I LLC (B)	7.750	05-15-31	477,000	487,809
Flash Compute LLC (B)	7.250	12-31-30	189,000	194,846
McAfee Corp. (B)	7.375	02-15-30	236,000	201,807
NCR Voyix Corp. (B)	5.125	04-15-29	15,000	14,687
Rocket Software, Inc. (B)	6.500	02-15-29	70,000	65,473
UKG, Inc. (B)	6.875	02-01-31	1,170,000	1,149,785
WULF Compute LLC (B)	7.750	10-15-30	243,000	255,335
Technology hardware, storage and peripherals 0.2%
Diebold Nixdorf, Inc. (B)	7.750	03-31-30	53,000	55,447
Seagate Data Storage Technology Pte, Ltd. (B)	9.625	12-01-32	327,800	364,110
Xerox Corp. (B)(C)	10.250	10-15-30	63,000	55,150
Xerox Corp. (B)(C)	13.500	04-15-31	84,000	55,868
Xerox Holdings Corp. (B)	5.500	08-15-28	417,000	241,860
Materials 3.6%				14,844,311
Chemicals 1.0%
Bond US Bidco 1, Inc. (B)	7.125	06-15-33	200,000	201,564
Celanese US Holdings LLC	7.000	02-15-31	179,000	185,521
Celanese US Holdings LLC	7.375	02-15-34	179,000	186,956
Celanese US Holdings LLC	7.550	11-15-30	243,000	258,474
FMC Corp.	3.450	10-01-29	110,000	100,542
FMC Corp. (C)	5.650	05-18-33	80,000	71,888
FMC Corp. (B)	8.000	06-01-31	196,000	204,828
GC Treasury Center Company, Ltd. (7.125% to 9-10-35, then 5 Year CMT + 3.162% to 9-10-55, then 5 Year CMT + 3.912%) (A)	7.125	03-10-35	200,000	199,096
Huntsman International LLC	4.500	05-01-29	144,000	139,452
INEOS Finance PLC (B)	6.750	05-15-28	240,000	241,481
INEOS Quattro Finance 2 PLC (B)	9.625	03-15-29	67,000	63,952
Mativ Holdings, Inc. (B)	8.000	10-01-29	24,000	23,905
Olympus Water US Holding Corp. (B)	6.750	08-01-32	756,000	738,099
SCIH Salt Holdings, Inc. (B)(C)	6.625	05-01-29	84,000	83,124
Solstice Advanced Materials, Inc. (B)	5.625	09-30-33	280,000	276,825
The Chemours Company (B)	5.750	11-15-28	90,000	89,839
The Chemours Company (B)	8.000	01-15-33	63,000	64,366
Tronox, Inc. (B)(C)	4.625	03-15-29	139,000	110,713
UPL Corp., Ltd.	4.625	06-16-30	200,000	186,041
WR Grace Holdings LLC (B)	5.625	08-15-29	139,000	133,123
WR Grace Holdings LLC (B)	6.625	08-15-32	333,000	330,430
WR Grace Holdings LLC (B)	7.000	08-01-33	273,000	270,808
Construction materials 0.3%
Quikrete Holdings, Inc. (B)	6.375	03-01-32	169,000	172,087
Quikrete Holdings, Inc. (B)	6.750	03-01-33	250,000	253,593
Standard Building Solutions, Inc. (B)	5.875	03-15-34	196,000	191,101
Standard Industries, Inc. (B)	4.375	07-15-30	487,000	463,824
West China Cement, Ltd.	9.900	12-04-28	200,000	182,802
White Cap Supply Holdings LLC (B)	7.375	11-15-30	77,000	76,738
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 1.2%
Ardagh Group SA (B)	9.500	12-01-30	800,065	$854,201
Ardagh Group SA (5.500% Cash and 6.500% PIK) (B)	12.000	12-01-30	909,000	844,506
Ardagh Metal Packaging Finance USA LLC (B)	4.000	09-01-29	117,000	110,975
Clydesdale Acquisition Holdings, Inc. (B)	6.750	04-15-32	407,000	391,209
Clydesdale Acquisition Holdings, Inc. (B)	6.875	01-15-30	383,000	376,554
Clydesdale Acquisition Holdings, Inc. (B)	8.750	04-15-30	263,000	252,702
Mauser Packaging Solutions Holding Company (B)	9.250	04-15-30	154,000	147,556
Owens-Brockway Glass Container, Inc. (B)(C)	7.250	05-15-31	1,402,000	1,378,545
Owens-Brockway Glass Container, Inc. (B)(C)	9.500	06-01-33	94,000	96,647
Sword Purchaser LLC (B)	10.500	04-15-34	151,000	157,037
Trident TPI Holdings, Inc. (B)	12.750	12-31-28	73,000	73,583
Trivium Packaging Finance BV (B)	12.250	01-15-31	73,000	80,539
Metals and mining 0.9%
Amsted Industries, Inc. (B)	6.375	03-15-33	246,000	250,059
Aris Mining Corp. (B)	8.000	10-31-29	200,000	206,075
Champion Iron Canada, Inc. (B)	7.875	07-15-32	184,000	192,612
Cleveland-Cliffs, Inc. (B)	7.000	03-15-32	743,000	751,143
Commercial Metals Company (B)	5.750	11-15-33	144,000	144,108
CSN Islands XI Corp. (B)	6.750	01-28-28	200,000	167,238
CSN Resources SA (B)(C)	4.625	06-10-31	400,000	251,672
JSW Steel, Ltd. (C)	3.950	04-05-27	400,000	395,963
Kaiser Aluminum Corp. (B)	5.875	03-01-34	363,000	361,278
Mineral Resources, Ltd. (B)	6.000	05-01-32	50,000	49,803
Mineral Resources, Ltd. (B)	6.250	05-01-34	50,000	49,704
Novelis Corp. (B)	6.375	08-15-33	387,000	390,772
PLS Group, Ltd. (B)	6.875	05-01-31	24,000	24,622
Skeena Resources, Ltd. (B)	8.500	04-01-31	21,000	22,062
Vedanta Resources Finance II PLC (B)	9.475	07-24-30	200,000	214,418
Vedanta Resources Finance II PLC	10.875	09-17-29	200,000	213,084
Paper and forest products 0.2%
Magnera Corp. (B)	7.250	11-15-31	926,000	894,472
Real estate 1.5%				6,186,533
Health care REITs 0.2%
Diversified Healthcare Trust	4.750	02-15-28	63,000	61,577
Diversified Healthcare Trust (B)	7.250	10-15-30	147,000	150,953
MPT Operating Partnership LP	3.500	03-15-31	154,000	110,335
MPT Operating Partnership LP (C)	4.625	08-01-29	104,000	85,026
MPT Operating Partnership LP (C)	5.000	10-15-27	164,000	160,110
MPT Operating Partnership LP (B)	8.500	02-15-32	253,000	263,423
Hotel and resort REITs 0.1%
Service Properties Trust	3.950	01-15-28	50,000	48,432
Service Properties Trust (C)	4.950	10-01-29	90,000	84,683
Service Properties Trust (B)(E)	5.633	09-30-27	94,000	87,284
Service Properties Trust (B)	8.625	11-15-31	164,000	173,095
Service Properties Trust	8.875	06-15-32	80,000	82,644
Real estate management and development 0.7%
Agile Group Holdings, Ltd. (D)	6.050	10-13-25	400,000	19,000
Anywhere Real Estate Group LLC (B)	5.250	04-15-30	97,000	93,171
Anywhere Real Estate Group LLC (B)	7.000	04-15-30	340,241	343,173
Anywhere Real Estate Group LLC (B)	9.750	04-15-30	480,000	517,084
China SCE Group Holdings, Ltd. (D)	7.375	04-09-49	200,000	4,500
GLP Pte, Ltd. (4.600% to 6-29-27, then 5 Year CMT + 3.725% to 6-29-32, then 5 Year CMT + 3.975% to 6-29-47, then 5 Year CMT + 4.725%) (A)	4.600	06-29-27	200,000	108,153
Greystar Real Estate Partners LLC (B)	7.750	09-01-30	169,000	175,616
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
Kennedy-Wilson, Inc. (B)	7.000	06-01-31	169,000	$172,945
Kennedy-Wilson, Inc. (B)	7.250	06-01-33	107,000	108,775
KWG Group Holdings, Ltd. (D)	6.000	01-14-24	237,500	11,281
Longfor Group Holdings, Ltd.	3.950	09-16-29	200,000	167,718
NWD MTN, Ltd.	8.625	02-08-28	200,000	188,602
Pakuwon Jati Tbk PT	4.875	04-29-28	200,000	196,502
RKPF Overseas 2019 A, Ltd. (D)	6.000	03-04-29	176,595	34,358
Seazen Group, Ltd.	11.880	06-26-28	200,000	197,146
Sun Hung Kai & Company BVI, Ltd.	6.750	01-22-29	200,000	198,964
The Howard Hughes Corp. (B)	5.875	03-01-32	144,000	141,486
The Howard Hughes Corp. (B)	6.125	03-01-34	144,000	140,704
Vanke Real Estate Hong Kong Company, Ltd.	3.500	11-12-29	200,000	84,074
Residential REITs 0.1%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(B)(C)	9.500	03-30-30	200,000	201,639
Specialized REITs 0.4%
GLP Pte, Ltd. (7.865 to 5-17-31, then 5 Year CMT + 3.985% to 5-17-46, then 5 Year CMT + 4.735%) (A)	7.865	11-17-26	200,000	116,417
GLP Pte, Ltd.	9.750	05-20-28	200,000	173,340
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	383,000	369,164
Millrose Properties, Inc. (B)	6.375	08-01-30	246,000	249,387
Outfront Media Capital LLC (B)	7.375	02-15-31	159,000	165,824
Uniti Group LP (B)	6.500	02-15-29	231,000	228,193
Uniti Group LP (B)	8.625	06-15-32	73,000	76,529
Uniti Group LP (B)	8.625	06-15-32	377,000	395,226
Utilities 5.5%				22,629,473
Electric utilities 2.9%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54	475,000	507,807
Aydem Yenilenebilir Enerji AS (B)(C)	9.875	09-30-30	400,000	396,381
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%) (C)	6.750	03-15-55	1,118,000	1,132,549
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53	485,000	495,291
Emera US Finance LLC (6.850% to 10-1-36, then 5 Year CMT + 2.648%)	6.850	10-01-56	1,000,000	1,013,577
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	367,000	382,218
Eversource Energy (6.350% to 8-15-36, then 5 Year CMT + 2.325%)	6.350	08-15-56	1,200,000	1,202,792
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	230,000	235,443
NRG Energy, Inc. (B)	5.750	01-15-34	952,000	941,654
NRG Energy, Inc. (B)	5.875	05-15-34	717,000	712,492
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	520,000	566,997
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	975,000	971,539
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	360,000	366,618
Puget Energy, Inc. (7.000% to 9-15-31, then 5 Year CMT + 2.961%) (B)	7.000	09-15-56	1,325,000	1,337,907
TXNM Energy, Inc. (7.000% to 7-31-31, then 5 Year CMT + 3.254%) (B)	7.000	07-31-56	1,250,000	1,262,300
VoltaGrid LLC (B)	7.375	11-01-30	467,000	486,292
Gas utilities 0.7%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	1,619,000	1,687,126
China Oil & Gas Group, Ltd.	7.000	02-04-29	200,000	195,020
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	900,000	917,214
Independent power and renewable electricity producers 1.2%
Alpha Generation LLC (B)	6.250	01-15-34	184,000	182,409
Alpha Generation LLC (B)	6.750	10-15-32	353,000	361,202
Clearway Energy Operating LLC (B)	5.750	01-15-34	233,000	231,397
ContourGlobal Power Holdings SA (B)	6.750	02-28-30	810,000	827,666
Greenko Wind Projects Mauritius, Ltd.	7.250	09-27-28	197,000	198,928
India Clean Energy Holdings (B)(C)	4.500	04-18-27	300,000	294,687
Renew Treasury IFSC Pvt, Ltd. (B)	6.500	02-02-31	200,000	198,684
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
San Miguel Global Power Holdings Corp. (8.750% to 9-12-29, then 5 Year CMT + 7.732%) (A)	8.750	06-12-29	200,000	$204,415
Talen Energy Supply LLC (B)	6.250	02-01-34	710,000	707,388
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	845,000	861,700
TransAlta Corp.	5.875	02-01-34	144,000	142,380
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	320,000	322,572
XPLR Infrastructure Operating Partners LP (B)	7.750	04-15-34	276,000	291,442
Multi-utilities 0.7%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	595,000	625,694
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55	667,000	685,578
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	700,000	704,327
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	350,000	372,614

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	600,000	605,173
Capital preferred securities 0.1%				$262,348
(Cost $292,200)
Financials 0.1%				262,348
Insurance 0.1%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)	7.875	12-15-37	240,000	262,348

Term loans (F) 1.0%				$4,321,982
(Cost $4,584,167)
Communication services 0.0%				143,493
Media 0.0%
Townsquare Media, Inc., 2025 Term Loan (6 month CME Term SOFR + 5.000%)	8.586	02-19-30	196,903	143,493
Consumer discretionary 0.3%				1,138,358
Hotels, restaurants and leisure 0.3%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	6.916	06-29-29	1,276,000	1,138,358
Financials 0.3%				1,502,773
Financial services 0.3%
Edelman Financial Engines Center LLC, 2026 Term Loan B (1 month CME Term SOFR + 4.000%)	7.620	12-01-31	1,201,000	1,201,757
Insurance 0.0%
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.120	12-29-31	198,503	197,113
CRC Insurance Group LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.450	05-06-32	105,263	103,903
Industrials 0.3%				1,106,150
Commercial services and supplies 0.1%
Garda World Security Corp., 2026 Term Loan B (3 month CME Term SOFR + 2.750%)	6.419	02-01-29	233,850	233,791
Ground transportation 0.2%
GB AIT Buyer, Inc., 2026 Term Loan B (3 month CME Term SOFR + 4.250%)	7.913	04-29-33	871,000	872,359
Information technology 0.1%				418,376
IT services 0.1%
CoreWeave Financing V LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 4.500%)	8.113	11-17-31	410,000	418,376
Materials 0.0%				12,832
Chemicals 0.0%

Trinseo Holding Sarl, 2021 Term Loan B2 (D)	0.000	05-03-28	256,641	12,832

Asset-backed securities 0.0%				$166,530
(Cost $161,420)
Asset-backed securities 0.0%				166,530
MVW LLC
Series 2023-1A, Class D (B)	8.830	10-20-40	161,443	166,530

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	15

	Shares	Value
Common stocks 28.6%		$117,472,454
(Cost $107,525,563)
Communication services 1.6%		6,573,020
Diversified telecommunication services 1.2%
Comcast Corp., Class A	53,582	1,332,584
HKT Trust & HKT, Ltd.	638,189	985,950
Swisscom AG	389	332,961
Telenor ASA	36,961	603,684
Verizon Communications, Inc.	34,117	1,631,134
Media 0.3%
Omnicom Group, Inc.	13,049	948,793
The New York Times Company, Class A	3,833	288,280
Wireless telecommunication services 0.1%
SoftBank Corp.	332,800	449,634
Consumer discretionary 1.7%		7,041,013
Automobiles 0.8%
Bayerische Motoren Werke AG	1,235	107,457
Ford Motor Company	120,196	2,096,218
Mercedes-Benz Group AG	17,689	1,074,041
Hotels, restaurants and leisure 0.1%
McDonald’s Corp.	862	240,670
Household durables 0.3%
Barratt Redrow PLC	33,701	118,735
Garmin, Ltd.	4,544	1,062,932
Leisure products 0.0%
Sankyo Company, Ltd.	18,400	186,380
Specialty retail 0.3%
Best Buy Company, Inc.	3,061	238,605
Lowe’s Companies, Inc.	1,442	309,107
The Home Depot, Inc.	2,156	683,754
The TJX Companies, Inc.	1,047	162,023
Textiles, apparel and luxury goods 0.2%
LVMH Moet Hennessy Louis Vuitton SE	727	397,631
NIKE, Inc., Class B	7,862	363,460
Consumer staples 2.1%		8,458,935
Beverages 0.4%
PepsiCo, Inc.	7,936	1,144,292
Pernod Ricard SA	3,065	225,791
The Coca-Cola Company	2,548	201,317
Consumer staples distribution and retail 0.4%
Kesko OYJ, B Shares	20,287	491,550
Target Corp.	1,885	239,527
Walmart, Inc.	9,238	1,069,299
Food products 0.1%
Mondelez International, Inc., Class A	3,332	203,818
The Kraft Heinz Company	11,465	275,275
Household products 0.1%
Kimberly-Clark Corp.	1,871	182,610
The Procter & Gamble Company	2,072	297,456
Personal care products 0.3%
L’Oreal SA	379	167,233
Unilever PLC	15,151	853,782
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Tobacco 0.8%
Altria Group, Inc.	24,067	$1,674,582
British American Tobacco PLC	4,339	268,482
Imperial Brands PLC	22,021	798,518
Philip Morris International, Inc.	2,060	365,403
Energy 2.0%		8,283,096
Oil, gas and consumable fuels 2.0%
Chevron Corp.	7,460	1,361,152
Enbridge, Inc.	20,157	1,105,919
Eni SpA	16,665	436,007
Equinor ASA	19,961	721,582
Exxon Mobil Corp.	7,613	1,105,864
Gibson Energy, Inc.	10,552	217,752
Keyera Corp.	1,952	80,974
Kinder Morgan, Inc.	28,623	889,603
ONEOK, Inc.	15,715	1,319,117
Pembina Pipeline Corp.	6,460	301,340
TC Energy Corp.	3,734	248,798
The Williams Companies, Inc.	2,647	188,969
Whitecap Resources, Inc.	11,525	132,416
Woodside Energy Group, Ltd.	7,936	173,603
Financials 7.2%		29,801,271
Banks 3.6%
AIB Group PLC	20,003	235,393
Banco BPM SpA	73,897	1,161,006
Bank of America Corp.	3,738	192,881
Bank of Montreal	1,457	236,656
BOC Hong Kong Holdings, Ltd.	148,984	910,342
CaixaBank SA	43,780	591,099
Canadian Imperial Bank of Commerce	5,462	596,218
First International Bank of Israel, Ltd.	2,788	236,384
HSBC Holdings PLC	12,842	241,150
ING Groep NV	23,981	742,822
Intesa Sanpaolo SpA	90,462	611,348
JPMorgan Chase & Co.	5,011	1,499,842
KBC Group NV	2,546	337,856
Mizrahi Tefahot Bank, Ltd.	9,061	694,285
Oversea-Chinese Banking Corp., Ltd.	57,100	1,048,037
Svenska Handelsbanken AB, A Shares	74,202	1,095,256
Swedbank AB, A Shares	11,155	411,897
The Bank of Nova Scotia	13,838	1,110,332
The Toronto-Dominion Bank	4,531	518,453
U.S. Bancorp	20,951	1,149,162
United Overseas Bank, Ltd.	27,400	807,261
Wells Fargo & Company	4,766	369,556
Capital markets 1.7%
Aberdeen Group PLC	200,325	667,644
Amundi SA (B)	2,402	234,181
BlackRock, Inc.	404	422,940
Brookfield Asset Management, Ltd., Class A	2,485	120,190
CME Group, Inc.	4,500	1,230,930
IGM Financial, Inc.	12,373	705,054
Morgan Stanley	8,314	1,729,312
S&P Global, Inc.	1,255	532,120
T. Rowe Price Group, Inc.	11,614	1,214,011
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	17

	Shares	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	222	$227,674
Financial services 0.7%
Banca Mediolanum SpA	42,993	992,101
Mastercard, Inc., Class A	335	165,483
Mitsubishi HC Capital, Inc.	61,300	501,222
Poste Italiane SpA	10,484	309,602
Unifin Financiera SAB de CV (G)(H)	64,472	0
Visa, Inc., Class A	2,675	873,013
Zenkoku Hosho Company, Ltd.	10,800	201,347
Insurance 1.1%
Admiral Group PLC	13,345	590,497
American Financial Group, Inc.	11,287	1,465,053
MS&AD Insurance Group Holdings, Inc.	3,000	80,283
The Progressive Corp.	7,739	1,473,506
Zurich Insurance Group AG	1,298	921,760
Mortgage real estate investment trusts 0.1%
AGNC Investment Corp.	33,248	346,112
Health care 3.3%		13,682,138
Biotechnology 0.0%
Amgen, Inc.	618	208,136
Health care equipment and supplies 0.3%
Abbott Laboratories	10,332	884,419
Medtronic PLC	6,265	462,420
Health care providers and services 0.3%
UnitedHealth Group, Inc.	2,994	1,138,648
Pharmaceuticals 2.7%
AstraZeneca PLC	2,002	371,700
Bristol-Myers Squibb Company	25,564	1,461,750
Eli Lilly & Company	1,365	1,508,325
GSK PLC	16,336	413,082
Johnson & Johnson	5,506	1,240,667
Merck & Company, Inc.	10,527	1,249,765
Novartis AG	6,884	1,035,423
Novo Nordisk A/S, Class B	12,906	589,741
Pfizer, Inc.	58,533	1,532,394
Roche Holding AG	2,438	1,025,789
Sanofi SA	6,387	559,879
Industrials 3.0%		12,149,910
Aerospace and defense 0.2%
Carpenter Technology Corp.	836	392,067
Kongsberg Gruppen ASA	3,768	134,974
Rheinmetall AG	78	117,434
RTX Corp.	833	149,657
Air freight and logistics 0.5%
DHL Group	7,584	451,683
United Parcel Service, Inc., Class B	14,897	1,589,361
Construction and engineering 0.2%
Comfort Systems USA, Inc.	199	363,814
Kandenko Company, Ltd.	12,100	494,490
Obayashi Corp.	5,800	117,713
Electrical equipment 0.4%
Eaton Corp. PLC	882	353,329
18	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Emerson Electric Company	1,935	$278,292
Rockwell Automation, Inc.	460	207,488
Schneider Electric SE	1,277	401,084
Vertiv Holdings Company, Class A	1,079	340,651
Industrial conglomerates 0.3%
Hitachi, Ltd.	12,200	394,908
Jardine Matheson Holdings, Ltd.	6,600	438,562
Siemens AG	1,197	375,307
Machinery 0.4%
Amada Company, Ltd.	16,900	318,916
Cummins, Inc.	304	196,576
Komatsu, Ltd.	4,400	179,686
Kongsberg Maritime AS (H)	2,038	12,854
Valmet OYJ	7,765	210,408
VAT Group AG (B)	117	91,352
Volvo AB, B Shares	12,104	426,136
Marine transportation 0.1%
Kawasaki Kisen Kaisha, Ltd.	13,524	213,910
Kuehne + Nagel International AG	1,224	282,123
Passenger airlines 0.1%
Exchange Income Corp.	2,968	261,504
Professional services 0.0%
Paychex, Inc.	1,964	190,469
Trading companies and distributors 0.8%
Fastenal Company	26,326	1,163,609
ITOCHU Corp.	52,000	628,665
Marubeni Corp.	13,400	438,024
Sumitomo Corp.	21,200	934,864
Information technology 4.3%		17,638,386
Communications equipment 0.1%
Cisco Systems, Inc.	2,324	279,856
Electronic equipment, instruments and components 0.1%
Amphenol Corp., Class A	1,686	250,809
Venture Corp., Ltd.	22,510	317,473
IT services 0.7%
Accenture PLC, Class A	4,229	791,119
Capgemini SE	943	112,033
IBM Corp.	5,382	1,602,760
Obic Company, Ltd.	12,600	317,472
Semiconductors and semiconductor equipment 2.0%
Advantest Corp.	1,500	245,243
Analog Devices, Inc.	1,574	651,400
Applied Materials, Inc.	2,579	1,160,705
ASML Holding NV	583	942,672
Broadcom, Inc.	752	335,971
Disco Corp.	700	285,624
KLA Corp.	206	395,872
Lam Research Corp.	3,015	959,313
Micron Technology, Inc.	304	295,184
NVIDIA Corp.	3,076	649,467
Qualcomm, Inc.	5,154	1,293,757
Texas Instruments, Inc.	814	248,824
Tokyo Electron, Ltd.	2,600	871,974
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	19

	Shares	Value
Information technology (continued)
Software 1.0%
Constellation Software, Inc.	119	$243,656
Intuit, Inc.	2,236	741,301
Microsoft Corp.	1,198	539,388
Open Text Corp.	13,902	330,546
Oracle Corp.	5,803	1,310,201
Oracle Corp. Japan	3,900	211,519
SAP SE	3,405	615,945
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	1,954	609,765
Brother Industries, Ltd.	12,500	294,097
Canon, Inc.	16,600	441,467
Seagate Technology Holdings PLC	333	292,973
Materials 0.7%		2,746,215
Chemicals 0.3%
Evonik Industries AG	12,154	238,020
Tosoh Corp.	42,500	732,674
Construction materials 0.1%
Holcim, Ltd. (H)	5,037	495,787
Metals and mining 0.3%
BHP Group, Ltd.	3,061	136,271
Fortescue, Ltd.	64,285	1,032,472
Rio Tinto PLC	1,045	110,991
Real estate 2.0%		8,146,669
Diversified REITs 0.0%
Land Securities Group PLC	20,832	175,876
Health care REITs 0.0%
CareTrust REIT, Inc.	4,710	192,262
Hotel and resort REITs 0.3%
Invincible Investment Corp.	2,214	851,665
Japan Hotel REIT Investment Corp.	481	231,310
Industrial REITs 0.1%
Prologis, Inc.	1,514	217,214
Office REITs 0.1%
Gecina SA	2,843	243,020
Real estate management and development 0.1%
CK Asset Holdings, Ltd.	25,915	156,465
Sino Land Company, Ltd.	188,631	284,256
Retail REITs 0.7%
Frasers Centrepoint Trust	251,600	447,723
Link REIT	45,668	235,410
Simon Property Group, Inc.	7,575	1,552,193
SmartCentres Real Estate Investment Trust	27,630	580,798
Specialized REITs 0.7%
Gaming and Leisure Properties, Inc.	26,254	1,233,150
Public Storage	578	175,533
VICI Properties, Inc.	55,627	1,569,794
Utilities 0.7%		2,951,801
Electric utilities 0.4%
Duke Energy Corp.	1,876	230,241
Edison International	3,309	231,431
NextEra Energy, Inc.	2,054	178,719
20	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Power Assets Holdings, Ltd.	83,464	$640,025
Redeia Corp. SA	15,209	260,917
The Southern Company	2,030	186,862
Gas utilities 0.2%
Naturgy Energy Group SA	7,752	256,774
Snam SpA	81,861	598,280
Multi-utilities 0.1%

National Grid PLC	22,962	368,552

Preferred securities 2.5%		$10,048,382
(Cost $10,306,525)
Communication services 0.4%		1,491,896
Diversified telecommunication services 0.2%
AT&T, Inc., 5.350%	28,500	599,070
Wireless telecommunication services 0.2%
Array Digital Infrastructure, Inc., 5.500%	1,468	24,677
Array Digital Infrastructure, Inc., 6.250%	600	11,400
Telephone & Data Systems, Inc., 6.625%	25,125	552,499
T-Mobile USA, Inc., 6.250%	12,500	304,250
Consumer discretionary 0.0%		119,046
Automobiles 0.0%
Porsche Automobil Holding SE	3,130	119,046
Energy 0.2%		597,750
Oil, gas and consumable fuels 0.2%
TransCanada PipeLines, Ltd., 6.250%	25,000	597,750
Financials 0.6%		2,336,618
Banks 0.2%
Bank of America Corp., 7.250%	100	120,629
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	27,775	723,817
Capital markets 0.2%
KKR & Company, Inc., 6.250% (C)	19,500	814,320
Financial services 0.1%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	5,975	155,768
Insurance 0.1%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	12,171	304,884
F&G Annuities & Life, Inc., 7.300% (C)	10,000	217,200
Industrials 0.0%		171,151
Aerospace and defense 0.0%
FTAI Aviation, Ltd., 8.250% (8.250% to 6-15-26, then 5 Year CMT + 7.378%) (C)	6,725	171,151
Information technology 0.4%		1,700,162
Software 0.4%
Oracle Corp., 6.500%	10,500	673,050
Strategy, Inc., 10.000% (C)	14,650	1,027,112
Real estate 0.1%		201,904
Hotel and resort REITs 0.1%
Pebblebrook Hotel Trust, 6.375%	10,275	201,904
Utilities 0.8%		3,429,855
Electric utilities 0.8%
NextEra Energy Capital Holdings, Inc., 6.500%	29,000	725,580
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	21

	Shares	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy, Inc., 7.299%	5,750	$304,233
PG&E Corp., 6.000%	5,550	224,609
PPL Corp., 7.000%	19,500	934,245
The Southern Company, 4.200% (C)	13,900	235,188
The Southern Company, 7.125%	20,000	1,006,000

	Rate (%)	Maturity date	Shares	Value
Mandatory exchangeable notes 4.4%				$18,097,403
(Cost $17,071,913)
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of Apple, Inc. (Issue Price: $257.98; Cap Price: $283.78)	9.040	04-21-27	3,876	1,082,352
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of Apple, Inc. (Issue Price: $277.14; Cap Price: $304.86)	7.760	12-18-26	7,230	2,119,532
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of Cisco Systems, Inc. (Issue Price: $96.90; Cap Price: $124.04)	7.030	05-19-27	15,241	1,644,531
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of Cummins, Inc. (Issue Price: $681.96; Cap Price: $893.37)	6.640	05-19-27	1,991	1,307,686
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of Micron Technology, Inc. (Issue Price: $731.11; Cap Price: $1,352.55)	14.720	05-19-27	1,999	1,666,141
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of NVIDIA Corp. (Issue Price: $181.33; Cap Price: $226.66)	9.560	04-21-27	5,514	1,072,501
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of Texas Instruments, Inc. (Issue Price: $289.74; Cap Price: $391.15)	8.370	05-19-27	5,202	1,531,832
UBS Group AG Mandatory Exchangeable Note, linked to common stock of Broadcom, Inc. (Issue Price: $429.95; Cap Price: $644.93)	7.990	05-19-27	5,020	2,183,850
UBS Group AG Mandatory Exchangeable Note, linked to common stock of Microsoft Corp. (Issue Price: $416.65; Cap Price: $520.81)	5.650	05-19-27	7,658	3,340,348
UBS Group AG Mandatory Exchangeable Note, linked to common stock of NVIDIA Corp. (Issue Price: $183.20; Cap Price: $229.00)	10.050	03-17-27	10,906	2,148,630

	Par value^	Value
Escrow certificates 0.0%		$39,425
(Cost $294,500)
Unifin Financiera SAB de CV (H)	475,000	39,425

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 8.7%				$35,589,990
(Cost $35,591,007)
U.S. Government 1.2%				4,755,172
U.S. Treasury Bill (I)	3.595	07-16-26	2,000,000	1,990,963
U.S. Treasury Bill (I)	3.617	03-18-27	1,000,000	971,101
U.S. Treasury Bill (I)	3.722	07-09-26	1,800,000	1,793,108

	Yield (%)	Shares	Value
Short-term funds 7.5%			30,834,818
John Hancock Collateral Trust (J)	3.5217(K)	3,083,266	30,834,818

Total investments (Cost $410,069,663) 102.4%	$420,300,175
Other assets and liabilities, net (2.4%)	(9,781,031)
Total net assets 100.0%	$410,519,144

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro

22	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $170,106,778 or 41.4% of the fund’s net assets as of 5-31-26.
(C)	All or a portion of this security is on loan as of 5-31-26. The value of securities on loan amounted to $13,826,603.
(D)	Non-income producing - Issuer is in default.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $14,181,668.
(K)	The rate shown is the annualized seven-day yield as of 5-31-26.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 5-31-26:
United States	69.9%
Canada	5.6%
Japan	3.4%
United Kingdom	2.3%
Hong Kong	2.0%
Luxembourg	1.7%
Switzerland	1.6%
France	1.5%
Germany	1.1%
Italy	1.0%
Other countries	9.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	23

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	71.00	Jun 2026	32	3,200	$2,191	$(832)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	68.50	Jun 2026	24	2,400	1,871	(4,308)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	71.00	Jun 2026	31	3,100	2,666	(3,224)
							$6,728	$(8,364)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	67.50	Jun 2026	50	5,000	$7,144	$(3,625)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	68.00	Jun 2026	50	5,000	8,511	(3,900)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	65.00	Jun 2026	105	10,500	16,377	(4,883)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	68.00	Jun 2026	100	10,000	22,080	(18,250)
							$54,112	$(30,658)
							$60,840	$(39,022)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
UBS	FTSE 100 Index	GBP	10,500.00	Jun 2026	13	13	$696	$(650)
UBS	FTSE 100 Index	GBP	10,500.00	Jun 2026	21	21	1,320	(1,795)
UBS	Nikkei 225 Index	JPY	65,125.00	Jun 2026	1,912	1,912	6,789	(21,758)
UBS	Nikkei 225 Index	JPY	63,750.00	Jun 2026	452	452	1,777	(9,261)
UBS	Nikkei 225 Index	JPY	68,500.00	Jun 2026	655	655	2,241	(3,957)
							$12,823	$(37,421)
Exchange-traded	EURO STOXX 50 Index	EUR	6,075.00	Jun 2026	21	210	9,856	(10,778)
Exchange-traded	EURO STOXX 50 Index	EUR	6,000.00	Jun 2026	9	90	5,159	(11,999)
Exchange-traded	EURO STOXX 50 Index	EUR	6,275.00	Jun 2026	11	110	4,699	(3,483)
Exchange-traded	FTSE 100 Index	GBP	10,750.00	Jun 2026	1	10	718	(222)
Exchange-traded	S&P 500 Index	USD	7,575.00	Jun 2026	2	200	9,422	(10,420)
Exchange-traded	S&P 500 Index	USD	7,575.00	Jun 2026	4	400	22,014	(31,120)
Exchange-traded	S&P 500 Index	USD	7,700.00	Jun 2026	6	600	22,072	(22,770)
							$73,940	$(90,792)
Puts
UBS	FTSE 100 Index	GBP	10,225.00	Jun 2026	13	13	$2,035	$(341)
UBS	FTSE 100 Index	GBP	10,250.00	Jun 2026	13	13	2,196	(764)
UBS	Nikkei 225 Index	JPY	62,500.00	Jun 2026	686	686	5,791	(672)
UBS	Nikkei 225 Index	JPY	61,000.00	Jun 2026	712	712	5,587	(1,243)
UBS	Nikkei 225 Index	JPY	65,500.00	Jun 2026	666	666	6,725	(6,227)
							$22,334	$(9,247)
Exchange-traded	EURO STOXX 50 Index	EUR	5,825.00	Jun 2026	9	90	16,084	(567)
Exchange-traded	EURO STOXX 50 Index	EUR	5,875.00	Jun 2026	9	90	12,075	(971)
Exchange-traded	EURO STOXX 50 Index	EUR	5,800.00	Jun 2026	9	90	11,680	(1,716)
Exchange-traded	EURO STOXX 50 Index	EUR	6,100.00	Jun 2026	8	80	10,322	(10,124)
Exchange-traded	FTSE 100 Index	GBP	10,550.00	Jun 2026	1	10	1,812	(2,731)
Exchange-traded	S&P 500 Index	USD	7,400.00	Jun 2026	4	400	43,117	(2,960)
Exchange-traded	S&P 500 Index	USD	7,400.00	Jun 2026	4	400	39,485	(7,820)
Exchange-traded	S&P 500 Index	USD	7,530.00	Jun 2026	4	400	39,865	(24,040)
							$174,440	$(50,929)
							$283,537	$(188,389)

Derivatives Currency Abbreviations
EUR	Euro
24	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	25

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$222,401	—	$222,401	—
Foreign government obligations	3,075,530	—	3,075,530	—
Corporate bonds	231,003,730	—	231,003,730	—
Capital preferred securities	262,348	—	262,348	—
Term loans	4,321,982	—	4,321,982	—
Asset-backed securities	166,530	—	166,530	—
Common stocks	117,472,454	$72,645,946	44,826,508	—
Preferred securities	10,048,382	9,929,336	119,046	—
Mandatory exchangeable notes	18,097,403	—	18,097,403	—
Escrow certificates	39,425	—	39,425	—
Short-term investments	35,589,990	30,834,818	4,755,172	—
Total investments in securities	$420,300,175	$113,410,100	$306,890,075	—
Derivatives:
Liabilities
Written options	$(227,411)	$(180,743)	$(46,668)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,083,266	$6,415,977	$360,146,638	$(335,724,479)	$(1,346)	$(1,972)	$380,133	—	$30,834,818
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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